FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 2	Level 3	Total

Contingent consideration related to Mailvision	$-	$(556)	$(556)

Total financial liability	$-	$(556)	$(556)

	December 31, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$220	$-	$220
Marketable securities	59,227	-	59,227
Contingent consideration related to Mailvision	-	(443)	(443)

Total Financial asset (liability)	$59,447	$(443)	$59,004

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2014	$(556)
Adjustment due to time change value	85
Adjustment due to change in assumptions	28

Balance at December 31, 2014	$(443)